Securities	3 Months Ended
Jan. 31, 2019
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Securities

NOTE 5: SECURITIES

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at January 31, 2019 and October 31, 2018.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)							As at
	January 31, 2019						October 31, 2018
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value
Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$12,193	$44	$(17)	$12,220	$12,740	$38	$(47)	$12,731
Provinces	10,297	70	(19)	10,348	9,443	75	(11)	9,507
U.S. federal, state, municipal governments, and agencies debt	44,384	186	(160)	44,410	45,857	265	(356)	45,766
Other OECD government guaranteed debt	18,451	54	(4)	18,501	20,034	65	(3)	20,096
Mortgage-backed securities	6,274	53	–	6,327	6,575	59	(1)	6,633
	91,599	407	(200)	91,806	94,649	502	(418)	94,733
Other debt securities
Asset-backed securities	21,248	58	(32)	21,274	21,901	87	(19)	21,969
Non-agency collateralized mortgage obligation portfolio	431	–	(1)	430	471	1	–	472
Corporate and other debt	8,805	28	(48)	8,785	8,534	31	(58)	8,507
	30,484	86	(81)	30,489	30,906	119	(77)	30,948
Total debt securities	122,083	493	(281)	122,295	125,555	621	(495)	125,681
Equity securities
Common shares	1,657	71	(34)	1,694	1,725	118	(39)	1,804
Preferred shares	301	8	(43)	266	376	20	(26)	370
	1,958	79	(77)	1,960	2,101	138	(65)	2,174
Total securities at fair value through other comprehensive income	$124,041	$572	$(358)	$124,255	$127,656	$759	$(560)	$127,855

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)		As at		For the three months ended
	January 31, 2019	January 31, 2018	January 31, 2019	January 31, 2018
	Fair value	Fair value	Dividend income recognized	Dividend income recognized
Common shares	$1,694	$1,701	$20	$16

Preferred shares	266	362	4	4
Total	$1,960	$2,063	$24	$20

The Bank disposed of equity securities with a fair value of $179 million during the three months ended January 31, 2019 (three months ended January 31, 2018 – $4 million). The Bank realized a cumulative gain of $24 million during the three months ended January 31, 2019 (three months ended January 31, 2018 – $2 million) on disposal of these equity securities and recognized dividend income of nil and $8 million during the three months ended January 31, 2019 and January 31, 2018, respectively.

Net Securities Gains (Losses)

(millions of Canadian dollars)	For the three months ended
	January 31 2019	January 31 2018
Debt securities at amortized cost
Net realized gains (losses)	$44	$–
Debt securities at fair value through other comprehensive income
Net realized gains (losses)	(55)	3
Total	$(11)	$3

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a borrower risk rating (BRR) and facility risk rating (FRR), as detailed in the shaded area of the "Managing Risk" section of the 2018 MD&A. This system is used to assess all non-retail exposures, including debt securities.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)					As at
			January 31, 2019
	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$226,982	$–	$	n/a	$226,982
Non-Investment grade	2,394	76		n/a	2,470
Watch and classified	n/a	6		n/a	6
Default	n/a	n/a		–	–
Total debt securities	229,376	82		–	229,458
Allowance for credit losses on debt securities at amortized cost	1	–		–	1
Debt securities, net of allowance	$229,375	$82		$–	$229,457

Debt Securities by Risk Ratings

(millions of Canadian dollars)						As at
			October 31, 2018
	Stage 1	Stage 2		Stage 3		Total
Debt securities
Investment grade	$230,488	$–	$	n/a	[1]	$230,488
Non-Investment grade	2,140	54		n/a		2,194
Watch and classified	n/a	11		n/a		11
Default	n/a	n/a		234		234
Total debt securities	232,628	65		234		232,927
Allowance for credit losses on debt securities at amortized cost	1	4		70		75
Debt securities, net of allowance	$232,627	$61		$164		$232,852

As at January 31, 2019, the allowance for credit losses on debt securities is $6 million, comprised of $1 million for debt securities at amortized cost and $5 million for debt securities at FVOCI. For the three months ended January 31, 2019 and January 31, 2018, the Bank reported a provision of credit losses of nil on debt securities at amortized cost. For the three months ended January 31, 2019 and January 31, 2018, the Bank reported a provision for credit losses of nil and $4 million, respectively, on debt securities at FVOCI.